LONG TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF LONG TERM LOAN

The activities of the long term loan during the years ended December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Balance, opening	$40,769	$85,107
Addition	102,748	-
Repayments	(144,350)	(47,818)
Interest expense, accrued	5,075	4,848
Translation difference	(4,242)	(1,368)
Balance, ending	-	40,769
Less:
Long term loan – current portion	-	40,769
Long term loan – non-current portion	$-	$-